Bright Rock Mid Cap Growth Fund
Schedule of Investments
May 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.57%
Auto Components - 2.13%
Gentex Corp.	60,000	$1,864,800
Beverages - 4.93%
Brown-Forman Corp. - Class B	29,500	1,950,540
Monster Beverage Corp. (a)	26,500	2,361,680
		4,312,220
Building Products - 0.73%
Trex Co., Inc. (a)	10,000	637,200
Capital Markets - 7.40%
FactSet Research Systems, Inc.	6,000	2,290,680
Morningstar, Inc.	10,000	2,570,300
SEI Investments Co.	27,600	1,612,668
		6,473,648
Chemicals - 3.51%
International Flavors & Fragrances, Inc.	12,500	1,652,125
The Scotts Miracle-Gro Co.	15,000	1,419,300
		3,071,425
Commercial Services & Supplies - 7.41%
Copart, Inc.(a)	41,000	4,695,730
Rollins, Inc.	50,250	1,781,865
		6,477,595
Communications Equipment - 1.75%
Arista Networks, Inc. (a)	15,000	1,534,200
Containers & Packaging - 0.92%
AptarGroup, Inc.	7,500	803,175
Electrical Equipment - 2.78%
AMETEK, Inc.	20,000	2,429,400
Electronic Equipment, Instruments & Components - 5.49%
Amphenol Corp. - Class A	34,000	2,409,240
Cognex Corp.	20,000	968,400
IPG Photonics Corp. (a)	13,500	1,424,115
		4,801,755
Energy Equipment & Services - 1.20%
Cactus, Inc.	20,000	1,048,400
Food Products - 4.84%
The Hershey Co.	20,000	4,234,200
Health Care Equipment & Supplies - 9.62%
Edwards Lifesciences Corp. (a)	25,000	2,521,250
IDEXX Laboratories, Inc. (a)	7,000	2,741,340
ResMed, Inc.	15,500	3,153,630
		8,416,220
Hotels, Restaurants & Leisure - 2.08%
Yum! Brands, Inc.	15,000	1,822,050
Insurance - 2.04%
Brown & Brown, Inc.	30,000	1,781,100
IT Services - 5.77%
EPAM Systems, Inc. (a)	4,000	1,354,080
Jack Henry & Associates, Inc.	19,600	3,687,152
		5,041,232
Life Sciences Tools & Services - 1.78%
West Pharmaceutical Services, Inc.	5,000	1,551,900
Multiline Retail - 1.26%
Dollar General Corp.	5,000	1,101,700
Oil, Gas & Consumable Fuels - 5.64%
ONEOK, Inc.	74,850	4,928,872
Real Estate Management & Development - 1.71%
Zillow Group, Inc. (a)	37,500	1,498,500
Road & Rail - 2.07%
JB Hunt Transport Services, Inc.	10,500	1,812,090
Semiconductors & Semiconductor Equipment - 5.23%
Analog Devices, Inc.	15,800	2,660,720
SolarEdge Technologies, Inc. (a)	7,000	1,909,530
		4,570,250
Software - 5.32%
ANSYS, Inc. (a)	6,000	1,562,160
Palantir Technologies, Inc. (a)	100,000	868,000
Tyler Technologies, Inc. (a)	6,250	2,223,875
		4,654,035
Specialty Retail - 6.85%
Floor & Decor Holdings, Inc. (a)	31,000	2,338,640
Tractor Supply Co.	19,500	3,653,520
		5,992,160
Trading Companies & Distributors - 3.11%
Fastenal Co.	50,800	2,720,848
TOTAL COMMON STOCKS (Cost $44,841,145)		83,578,975

MONEY MARKET FUNDS - 4.37%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.712% (b)	3,824,226	3,824,226
TOTAL MONEY MARKET FUNDS (Cost $3,824,226)		3,824,226

Total Investments (Cost $48,665,371) - 99.94%		87,403,201
Other Assets in Excess of Liabiliies - 0.06%		52,562
TOTAL NET ASSETS - 100.00%		$87,455,763

(a) Non-income producing security.
(b) Seven day yield as of May 31, 2022.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of
America (“GAAP”).

Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Debt securities are valued at the mean between the bid and ask prices provided by an approved independent pricing service. Forward currency contracts are valued at the mean between the bid and asked prices by approved pricing service.
Commodities futures contracts and options thereon traded on commodities exchange or board of trade are valued at the last sale price at the close of trading. Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded.

If the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)
will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the "composite market" for the day such security is being valued.
The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security's last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board of Trustees will regularly evaluate whether the Funds' fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures by the Trust's valuation committee.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a pricing service, the most recent quotation obtained from one or more broker-dealers know to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield method until maturity.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

FASB Accounting Standards Codification, "Fair Value Measurement" Topic 820 ("ASC 820"), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on valuation method.
These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds' investments carried at fair value as of May 31, 2022:

Bright Rock Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$83,578,975	$-	$-	$83,578,975
Money Market Funds	3,824,226	-	-	3,824,226
Total Investments in Securities	$87,403,201	$-	$-	$87,403,201

* For further breakdown of common stocks by industry type, please refer to the Schedule of Investments.

The Funds did not hold financial derivative instruments during the period presented.